Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term investments
Long-term investments

8.         Long-term investments

As of December 31, 2020 and 2021, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2020
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	306,518
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	766,295
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	532,385,009
Jiazhaoye Health Industry (Sanya) Investment Co., Ltd	225,290,809	49%	225,290,809
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	18,337,862
Madison Developments Limited.	19,095,969	50%	15,766,779
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,266,345
Others	69,160,051	n/a	60,157,239
Total			874,276,856

			December 31,
	Initial Cost	Ownership	2021
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	313,691
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	784,228
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	539,866,587
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	46,617,348
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	16,646,705
Others	68,076,387	n/a	62,999,293
Total			667,227,852

Equity method investees

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd. (“Beijing Huiju”), a non-affiliated company for a consideration of US$505.2 million. As of December 31, 2020, US$505.2 million had been paid and a 49% equity interest has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

The Group initiated various legal actions against Beijing Huiju for, inter alia, (i) the transfer of the remaining 21% equity interest in Qingdao Huiju to the Group and appointment of directors into the board of Qingdao Huiju, (ii) refund of unauthorized transfer of cash of US$98.7 million from Qingdao Huiju to Beijing Huiju, and (iii) return of business license and official seals of Qingdao Huiju to Qingdao Huiju. In March 2019, PRC local court held that Beijing Huiju shall refund the unauthorized cash transferred to Beijing Huiju to Qingdao Huiju and has frozen the cash of US$98.7 million in Beijing Huiju’s bank account. In January 2020, local PRC court held that Beijing Huiju shall return the business license and official seals of Qingdao Huiju to Qingdao Huiju. On June 15, 2021, the PRC local court issued a final verdict that Beijing Huiju shall refund the unauthorized cash of US98.7 million. In January 2022, the China International Economic and Trade Arbitration Commission, or CIETAC, ruled that Beijing Huiju shall transfer the remaining 21% equity interest in Qingdao Huiju to the Group, that Beijing Huiju shall coordinate in completing the equity transfer registration formalities and confirmed that the Group has the right to appoint three directors onto the board of Qingdao Huiju. Based on independent legal advice and after due and careful enquiry, the directors of the Company are of the view that the above events shall have not any material adverse effect on the Group's investment in and receivables from Qingdao Huiju.

As of the date of this annual report, the enforcement status of the above award/judgements is that, (i) the change of equity registration formalities to has been completed by Beijing Huiju within the prescribed period provided by the CIETAC; (ii) Qingdao Huiju has received the refund of US$98.7 million transferred by Beijing Huiju; and (3) Qingdao Huiju has collected the returned business license and official seals of Qingdao Huiju.

On September 4, 2017, the Company, with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners each invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively, to invest in a real estate project. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method. In 2021, the Company further invested US$31.4 million to Wuhu Penghong.

On March 21, 2018, the Company acquired a 50% equity interest in Madison Developments Limited (“MDL”), which is developing a real estate project in London, England from ED Jersey Limited, a non-affiliated company for a consideration of US$19.1 million. Based on the articles of association, the Company cannot exercise control of MDL, but has the ability to exercise significant influence over MDL’s operating and financial decisions and accounts for it as an equity method investment.

In July 2019, the Company acquired a 24% equity interest in Suzhou Rongjingchen Real Estate Co., Ltd. (“Suzhou Rongjingchen”), which is developing a real estate project in Suzhou city from Suzhou Kaijingsheng Real Estate Co., Ltd., a non-affiliated company, for a consideration of US$42.0 million. Based on the articles of association, the Company cannot exercise control of Suzhou Rongjingchen, but has the ability to exercise significant influence over Suzhou Rongjingchen's operating and financial decisions and accounted for it as an equity method investment.

In December 2020, the Company signed a cooperative development framework agreement with subsidiaries of Kaisa Group to invest in two project companies, Henan Yanchuang Management and Consulting Co., Ltd (“Henan Yanchuang”) and Jiazhaoye Health Industry (Sanya) Investment Co., Ltd (“Jiazhaoye Health”), aiming to jointly develop real estate projects in the PRC. According to the agreement, Kaisa Group holds 49% equity interest in Henan Yanchuang while the Company will hold 49% equity interest in Jiazhaoye Health with the same consideration of US$225,290,809. Based on the articles of association, the Company cannot exercise control of Jiazhaoye Health, but has the ability to exercise significant influence over Jiazhaoye's operating and financial decisions and accounts for it as an equity method investment. Since neither project company has successfully bid for any projects till October 2021, the Company and Kaisa Group began a negotiation to terminate the cooperative development framework agreement. In November 2021, they entered into an equity interest swap agreement. According to the agreement, the Company’s 49% equity interest in Jiazhaoye Health will be exchanged to 49% equity interest in Henan Yanchuang with no extra consideration. The change of business registration of Jiazhaoye Health has been completed as at the date of this financial statement.

As of December 31, 2021, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investees by nil (December 31, 2020: nil). This difference, if any, represents equity method goodwill and therefore, is not amortized. For the year ended December 31, 2021, the Group recognized its share of loss from its equity method investments of US$23,345,765 (2019: loss of US$5,416,471; 2020: income of US$17,028,301). As of December 31, 2020 and 2021, there was no material impairment related to these investments.

Summarized combined financial information of the equity method investees is as follows:

December 31,
2021
US$
(in thousands)
Current assets	1,397,685
Non-current assets	273,409
Current liabilities	798,115
Non-current liabilities	520,324
Non-controlling interest	(3,962)
Gross revenue	218,446
Gross profit	52,767
Loss from continuing operations	(23,799)
Net loss	(42,547)
Net loss attributable to the Company	(23,346)

The above summarized financial information represents the operating performance and financial position of the investees since they became equity method investees of the Group.